SEGMENTED INFORMATION (Disclosure of reportable segments) (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of operating segments [line items]
External net sales	$ 872,495	$ 29,816
Cost of sales	644,610	289,011
Depreciation and amortisation	600,322	613,714
Interest Expense	91,323	107,373
Net loss	(10,039,658)	(11,703,990)
Segment assets	18,396,185	22,585,056
Segment liabilities	3,646,738	2,411,845
Capital expenditures	184,612	591,956
IP Development [Member]
Disclosure of operating segments [line items]
External net sales	79,995	29,816
Cost of sales	578,419	289,011
Depreciation and amortisation	600,322	613,714
Interest Expense	91,323	107,373
Net loss	(7,075,798)	(8,368,889)
Segment assets	10,013,831	15,217,568
Segment liabilities	2,816,136	2,199,276
Capital expenditures	1,398	320,099
Biotech [Member]
Disclosure of operating segments [line items]
External net sales	792,500	0
Cost of sales	66,191	0
Depreciation and amortisation	0	0
Interest Expense	0	0
Net loss	(262,462)	(951,877)
Segment assets	828,439	8,477
Segment liabilities	238,003	145,833
Capital expenditures	0	0
Albany Project [Member]
Disclosure of operating segments [line items]
External net sales	0	0
Cost of sales	0	0
Depreciation and amortisation	0	0
Interest Expense	0	0
Net loss	(18,597)	(508,773)
Segment assets	7,553,915	7,359,011
Segment liabilities	0	0
Capital expenditures	183,214	271,857
Unallocated Corporate Costs [Member]
Disclosure of operating segments [line items]
External net sales	0	0
Cost of sales	0	0
Depreciation and amortisation	0	0
Interest Expense	0	0
Net loss	(2,682,801)	(1,874,451)
Segment assets	0	0
Segment liabilities	592,599	66,736
Capital expenditures	$ 0	$ 0